Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Earnout shares	13,000,000
Unvested Earnout Shares outstanding	13,000,000